Regulatory Matters	12 Months Ended
Dec. 31, 2022
Banking Regulation, Global Systemically Important Bank (GSIB) Surcharge [Abstract]
Regulatory Matters
The Bank, as a state-chartered, federally insured savings bank, is subject to the capital requirements established by the FDIC. Under the FDIC's capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank's assets, liabilities and certain off-balance-sheet items as calculated under regulatory accounting practices. The Bank's capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weighting and other factors.
The Company is a bank holding company registered with the Board of Governors of the Federal Reserve System (the "Federal Reserve"). Bank holding companies are subject to capital adequacy requirements of the Federal Reserve under the Bank Holding Company Act of 1956, as amended, and the regulations of the Federal Reserve. For a bank holding company with less than $3.0 billion in assets, the capital guidelines apply on a bank only basis and the Federal Reserve expects the holding company's subsidiary banks to be well-capitalized under the prompt corrective action regulations.
Based on its capital levels at December 31, 2022, the Bank exceeded all regulatory capital requirements as of that date. Consistent with the Bank's goals to operate a sound and profitable organization, it is the Bank's policy to maintain a "well-capitalized" status under the regulatory capital categories of the FDIC. Based on capital levels at December 31, 2022, the Bank was considered to be "well-capitalized" under applicable regulatory requirements. Management monitors the capital levels to provide for current and future business opportunities and to maintain the Bank's "well-capitalized" status.

The tables below provide the Bank’s regulatory capital requirements and actual results at December 31, 2022 and 2021.

	Actual		For Capital Adequacy		To Be Well Capitalized
(Dollars in Thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2022
Tier 1 Risk-Based Core Capital (To Risk Weighted Assets)	$141,452	17.8%	$47,714	6.0%	$63,619	8.0%
Total Risk-Based Capital (To Risk Weighted Assets)	151,408	19.0%	63,619	8.0%	79,523	10.0%
Common Equity Tier 1 Capital (To Risk Weighted Assets)	141,452	17.8%	35,785	4.5%	51,690	6.5%
Tier 1 Leverage (Core) Capital (To Adjusted Tangible Assets)	141,452	10.4%	54,372	4.0%	67,965	5.0%
December 31, 2021
Tier 1 Risk-Based Core Capital (To Risk Weighted Assets)	$123,783	17.4%	$42,701	6.0%	$56,934	8.0%
Total Risk-Based Capital (To Risk Weighted Assets)	132,706	18.6%	56,934	8.0%	71,168	10.0%
Common Equity Tier 1 Capital (To Risk Weighted Assets)	123,783	17.4%	32,025	4.5%	46,259	6.5%
Tier 1 Leverage (Core) Capital (To Adjusted Tangible Assets)	123,783	9.9%	50,169	4.0%	62,711	5.0%

In addition to the minimum capital requirements, the Bank must maintain a capital conservation buffer, which consists of additional Common Equity Tier 1 capital greater than 2.5% of risk-weighted assets above the required minimum levels in order to avoid limitations on paying dividends, repurchasing shares, and paying discretionary bonuses. At December 31, 2022 the Bank’s conservation buffer was 11.0%.